Government Grants	12 Months Ended
Dec. 31, 2022
Government Grants [Abstract]
Government Grants
31.	GOVERNMENT GRANTS
Subsidiaries such as JASM and TSMC Nanjing received subsidies from the governments of Japan and China, respectively, for local plants setup and operation, which were mainly used to subsidize the purchase costs of property, plant and equipment as well as partial costs and expenses incurred from plant construction and production. For the years ended December 31, 2020, 2021 and 2022, TSMC received a total of NT$1,069.7 million, NT$827.9 million and NT$7,051.4 million as government grants respectively.